Government Money Market Fund Held in Trust Account - Additional Information (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Money Market Funds [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Cash and Cash Equivalents [Line Items]
Proceeds from sale held in trust	$ 107,048,750	$ 105,581,820